Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Series D Preferred Stock	Series E Preferred Stock	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Statutory Reserve	Accumulate Other Comprehensive Loss	Noncontrolling Interest	Total
Balance at Dec. 31, 2023	$ 9,000,000	$ 11,000,000				$ 74	$ 67,886,082	$ (522,500)	$ (79,769,731)	$ 6,578	$ (231,727)		$ 7,368,776
Balance (in Shares) at Dec. 31, 2023	9,000	11,000				736,769
Balance (in Shares) at Dec. 31, 2023								(3,467)
Issuance of common stock as convertible note payable commitment fee						$ 3	320,543						320,546
Issuance of common stock as convertible note payable commitment fee (in Shares)						33,800
Sale of common stock, net						$ 28	2,544,283						2,544,311
Sale of common stock, net (in Shares)						281,843
Issuance of common stock upon cashless exercise of stock warrants						$ 4	(4)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)						42,381
Issuance of common stock for services						$ 15	530,335						530,350
Issuance of common stock for services (in Shares)						145,153
Reclassification of derivative liability to equity							2,354						2,354
Sale of Series C Convertible Preferred Stock			$ 3,500,000										3,500,000
Sale of Series C Convertible Preferred Stock (in Shares)			3,500
Issuance of pre-funded warrants							688,794						688,794
Stock-based compensation							51,159						51,159
Shares issued for adjustments for 1:15 reverse split						$ 21	(21)
Shares issued for adjustments for 1:15 reverse split (in Shares)						206,033
Foreign currency translation adjustment											(273)		(273)
Net loss for the year									(7,903,394)				(7,903,394)
Balance at Dec. 31, 2024	$ 9,000,000	$ 11,000,000	$ 3,500,000			$ 145	72,023,525	$ (522,500)	(87,673,125)	6,578	(232,000)		$ 7,102,623
Balance (in Shares) at Dec. 31, 2024	9,000	11,000	3,500			1,445,979
Balance (in Shares) at Dec. 31, 2024								(3,467)					3,467
Issuance of common stock upon cashless exercise of stock warrants						$ 19	(19)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)						186,877
Issuance of common stock for services						$ 2	111,230						111,232
Issuance of common stock for services (in Shares)						22,278
Reclassification of derivative liability to equity							18,853						18,853
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock	$ (9,000,000)			$ 8,837,527			162,473
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock (in Shares)	(9,000)			5,000
Series B Convertible Preferred Stock extinguished related to sale of equity method investment		$ (11,000,000)					2,348,695						(8,651,305)
Series B Convertible Preferred Stock extinguished related to sale of equity method investment (in Shares)		(11,000)
Stock-based compensation							9,159						9,159
Foreign currency translation adjustment											279		279
Net loss for the year									(2,482,111)				(2,482,111)
Balance at Mar. 31, 2025			$ 3,500,000	$ 8,837,527		$ 166	74,673,916	$ (522,500)	(90,155,236)	6,578	(231,721)		(3,891,270)
Balance (in Shares) at Mar. 31, 2025			3,500	5,000		1,655,134
Balance (in Shares) at Mar. 31, 2025								(3,467)
Balance at Dec. 31, 2024	$ 9,000,000	$ 11,000,000	$ 3,500,000			$ 145	72,023,525	$ (522,500)	(87,673,125)	6,578	(232,000)		$ 7,102,623
Balance (in Shares) at Dec. 31, 2024	9,000	11,000	3,500			1,445,979
Balance (in Shares) at Dec. 31, 2024								(3,467)					3,467
Issuance of common stock as convertible note payable commitment fee						$ 1	26,799						$ 26,800
Issuance of common stock as convertible note payable commitment fee (in Shares)						10,000
Issuance of common stock upon cashless exercise of stock warrants						$ 43	(43)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)						429,181
Issuance of common stock for services						$ 61	1,880,725						1,880,786
Issuance of common stock for services (in Shares)						606,494
Reclassification of derivative liability to equity							176,529						176,529
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock	$ (9,000,000)			$ 8,837,527			162,473
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock (in Shares)	(9,000)			5,000
Series B Convertible Preferred Stock extinguished related to sale of equity method investment		$ (11,000,000)					2,348,695						(8,651,305)
Series B Convertible Preferred Stock extinguished related to sale of equity method investment (in Shares)		(11,000)
Sale of Series C Convertible Preferred Stock			$ 290,000										290,000
Sale of Series C Convertible Preferred Stock (in Shares)			300
Series E Convertible Preferred Stock issued for acquisition					$ 14,916,753								14,916,753
Series E Convertible Preferred Stock issued for acquisition (in Shares)					19,500
Sale of common stock and warrants, net						$ 12	450,488						450,500
Sale of common stock and warrants, net (in Shares)						121,200
Stock-based compensation							(13,409)						(13,409)
Conversion of convertible note payable and accrued interest into common stock						$ 224	2,244,398						2,244,622
Conversion of convertible note payable and accrued interest into common stock (in Shares)						2,244,622
Loss on extinguishment of debt recognized							9,076,587						9,076,587
Foreign currency translation adjustment											(9,402)		(9,402)
Net loss for the year									(18,260,976)				(18,260,976)
Balance at Dec. 31, 2025			$ 3,790,000	$ 8,837,527	$ 14,916,753	$ 486	88,376,767	$ (522,500)	(105,934,101)	6,578	(241,402)		$ 9,230,108
Balance (in Shares) at Dec. 31, 2025			3,800	5,000	19,500	4,857,476
Balance (in Shares) at Dec. 31, 2025								(3,467)					3,467
Issuance of common stock upon cashless exercise of pre-funded stock warrants						$ 35	(35)
Issuance of common stock upon cashless exercise of pre-funded stock warrants (in Shares)						354,257
Issuance of common stock upon cashless exercise of stock warrants						$ 127	(127)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)						1,268,672
Conversion of Series C Preferred Stock into common stock			$ (723,000)			$ 30	722,970
Conversion of Series C Preferred Stock into common stock (in Shares)			(723)			300,000
Issuance of common stock for services						$ 50	522,750						522,800
Issuance of common stock for services (in Shares)						505,000
Sales of securities from the February 2026 private placement, net						$ 49	2,756,763						2,756,812
Sales of securities from the February 2026 private placement, net (in Shares)						490,197
Sale of subsidiary (Note 3)							1,861,266						1,861,266
Reclassification of derivative liability to equity							1,281,603						1,281,603
Conversion of convertible note payable and accrued interest into common stock						$ 55	551,419						551,474
Conversion of convertible note payable and accrued interest into common stock (in Shares)						551,474
Foreign currency translation adjustment											(311)		(311)
Net loss for the year									(4,479,695)				(4,479,695)
Balance at Mar. 31, 2026			$ 3,067,000	$ 8,837,527	$ 14,916,753	$ 832	$ 96,073,376	$ (522,500)	$ (110,413,796)	$ 6,578	$ (241,713)		$ 11,724,057
Balance (in Shares) at Mar. 31, 2026			3,077	5,000	19,500	8,327,076
Balance (in Shares) at Mar. 31, 2026								(3,467)					3,467